Leases - Disclosure of lease related income and expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest on lease liabilities	₩ (3,664)	₩ (4,456)	₩ (4,085)
Income from sub-leasing right-of-use assets	712	896	1,079
Expenses relating to short-term leases	(824)	(977)	(1,783)
Expenses relating to leases of low-value assets	₩ (577)	₩ (231)	₩ (1,188)